Financial Information - Washington Federal, Inc.	12 Months Ended
Sep. 30, 2020
Condensed Financial Information Disclosure [Abstract]
Financial Information - Washington Federal, Inc.	FINANCIAL INFORMATION – WASHINGTON FEDERAL, INC.
The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Condensed Statements of Financial Condition
	September 30, 2020	September 30, 2019
	(In thousands)
Assets
Cash	$57,198	$38,721
Other assets	5,000	5,000
Investment in subsidiary	1,951,935	1,989,274
Total assets	$2,014,133	$2,032,995

Liabilities
Other liabilities	$—	$—
Total liabilities	—	—

Shareholders’ equity
Total shareholders’ equity	2,014,133	2,032,995
Total liabilities and shareholders’ equity	$2,014,133	$2,032,995

Condensed Statements of Operations
Twelve Months Ended September 30,	2020	2019	2018
	(In thousands)
Income
Dividends from subsidiary	$190,900	$208,389	$198,294
Total Income	190,900	208,389	198,294
Expense
Miscellaneous expense	529	448	439
Total expense	529	448	439

Net income (loss) before equity in undistributed net income (loss) of subsidiary	190,371	207,941	197,855
Equity in undistributed net income (loss) of subsidiaries	(17,055)	2,213	5,880
Income before income taxes	173,316	210,154	203,735
Income tax benefit (expense)	122	102	115
Net income	$173,438	$210,256	$203,850

Condensed Statements of Cash Flows
Twelve Months Ended September 30,	2020	2019	2018
	(In thousands)
Cash Flows From Operating Activities
Net income	$173,438	$210,256	$203,850
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income (loss) of subsidiaries	17,055	(2,213)	(5,880)
Stock based compensation expense	6,469	5,265	4,771
Increase (decrease) in other liabilities	—	(3,489)	3,424
Net cash provided by (used in) operating activities	196,962	209,819	206,165

Cash Flows From Investing Activities
Purchase of strategic investments	—	(5,000)	—
Net cash provided by (used in) investing activities	—	(5,000)	—

Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	144	740	1,338
Treasury stock purchased	(112,133)	(123,854)	(164,249)
Dividends paid on common stock	(66,496)	(63,318)	(55,997)
Net cash provided by (used in) financing activities	(178,485)	(186,432)	(218,908)

Increase (decrease) in cash	18,477	18,387	(12,743)
Cash at beginning of year	38,721	20,334	33,077
Cash at end of year	$57,198	$38,721	$20,334